UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina     February 8, 2012
      -----------------        ---------------------------     ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           78
                                         -----------

Form 13F Information Table Value Total:  $ 1,522,667
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

                          TITLE OF                               VALUE  SHRS OR    SH/ PUT/ INVESTMENT     OTHR VOTING AUTHORITY
NAME OF ISSUER            CLASS                       CUSIP     (x1000) PRN AMT    PRN CALL DISCRETION     MGRS SOLE     SHARED NONE
------------------------- --------------------------- --------- ------- ---------- --- ---- -------------- ---- --------------------
Aloca Inc                 Note 5.2500% 2014-03-15     013817AT8  20,836 13,689,000 PRN      Shared-Defined 1    13,689,000
Archer Daniels Midland    Note 0.8750% 2014-02-15     039483AW2  20,811 20,700,000 PRN      Shared-Defined 1    20,700,000
Amerigourp Corp           Note 2.0000% 2012-05-15     03073TAB8  34,955 24,866,000 PRN      Shared-Defined 1    24,866,000
Lucent Technologies       Note Float 2023-06-15       549463AG2  11,611 15,700,000 PRN      Shared-Defined 1    15,700,000
Lucent Technologies       Note Float 2025-06-15       549463AH0  27,155 31,013,000 PRN      Shared-Defined 1    31,013,000
Amgen Inc                 Note 0.3750% 2013-02-01     031162AQ3  65,893 65,500,000 PRN      Shared-Defined 1    65,500,000
Alpha Natural Resources   Note 2.375% 2015-04-15      02076XAA0   8,216  8,830,000 PRN      Shared-Defined 1     8,830,000
Arvinmeritor Inc          Note 4.000% 2027-02-15      043353AH4   4,828  7,500,000 PRN      Shared-Defined 1     7,500,000
Arvinmeritor Inc          Note 4.625% 2024-02-29      043353AF8  15,540 20,950,000 PRN      Shared-Defined 1    20,950,000
Actuant Corp              Note 2.000% 2023-11-15      00508XAB0  18,695 15,400,000 PRN      Shared-Defined 1    15,400,000
Best Buy                  Note 2.250% 2022-01-15      086516AF8  27,256 27,250,000 PRN      Shared-Defined 1    27,250,000
Borg Waner Inc            Note 3.5000% 2012-04-15     099724AF3  24,063 12,370,000 PRN      Shared-Defined 1    12,370,000
Cubist Pharmaceutical InC Note 2.2500% 2013-06-15     229678AC1  14,833 11,000,000 PRN      Shared-Defined 1    11,000,000
CEMEX SA                  Note 4.8750% 2015-03-15     151290AV5   3,573  5,500,000 PRN      Shared-Defined 1     5,500,000
Chesapeake Energy         Note 2.5000% 2037-05-15 '17 165167BZ9  22,912 25,600,000 PRN      Shared-Defined 1    25,600,000
Comtech
   Telecommunications     Note 3.00% 2029-05-01       205826AF7   8,357  7,900,000 PRN      Shared-Defined 1     7,900,000
Salesforce.com            Note 0.7500% 2015-01-15     79466LAB0  38,251 28,000,000 PRN      Shared-Defined 1    28,000,000
Covanta Holding Corp      Note 3.2500% 2014-06-01     22282EAC6  23,748 22,566,000 PRN      Shared-Defined 1    22,566,000
Dendreon Corp             Note 2.8750% 2016-01-15     24823QAC1   9,988 14,350,000 PRN      Shared-Defined 1    14,350,000
Dryships Inc              Note 5.0000% 2014-12-01     262498AB4   8,404 12,250,000 PRN      Shared-Defined 1    12,250,000
Equinix Inc               Note 2.5000% 2012-04-15     29444UAF3   7,966  7,696,000 PRN      Shared-Defined 1     7,696,000
Exterran Holdings Inc     Note 4.2500% 2014-06-15     30225XAA1   5,331  6,000,000 PRN      Shared-Defined 1     6,000,000
Goodrich Petroleum Co.    Note 5.000% 2029-10-01 '14  382410AC2   6,477  7,000,000 PRN      Shared-Defined 1     7,000,000
Gilead Sciences Inc       Note 1.00% 2014-05-01       375558AN3  27,276 24,950,000 PRN      Shared-Defined 1    24,950,000
GMX Resources Inc         Note 4.50% 2015-05-01       38011MAJ7   2,897  6,053,000 PRN      Shared-Defined 1     6,053,000
GMX Resources Inc         Note 5.00% 2013-02-01       38011MAB4   2,371  3,700,000 PRN      Shared-Defined 1     3,700,000
Hologic Inc               Note FLOAT 2037-12-15 '13   436440AA9  13,851 14,500,000 PRN      Shared-Defined 1    14,500,000
Headwater Inc             Note 2.50% 2014-02-01       42210PAD4   9,767 11,946,000 PRN      Shared-Defined 1    11,946,000
Iconix Brand Group Inc    Note 1.8750% 2012-06-30     451055AB3  21,880 22,061,000 PRN      Shared-Defined 1    22,061,000
Interpublic Group         Note 4.2500% 2023-03-15     460690BA7  19,295 19,101,000 PRN      Shared-Defined 1    19,101,000
Ingersall Rand Co         Note 4.5000% 2012-04-15     45687AAD4  36,422 21,229,000 PRN      Shared-Defined 1    21,229,000
Jefferies & Co            Note 3.875% 2029-11-01      472319AG7   2,869  3,500,000 PRN      Shared-Defined 1     3,500,000
James River Coal Company  Note 4.5000% 2015-12-01     470355AF5   3,315  4,250,000 PRN      Shared-Defined 1     4,250,000
Kinross Gold Mine         Note1.7500% 2028-03-15      496902AD9  23,636 24,150,000 PRN      Shared-Defined 1    24,150,000
Kulicke & Soffa Ind Inc   Note 0.8750% 2012-06-01     501242AT8  19,321 19,287,000 PRN      Shared-Defined 1    19,287,000
L-3 Communications
   Holdings               Note 3.000% 2035-08-01      502413AW7  29,351 30,720,000 PRN      Shared-Defined 1    30,720,000
Linear Technology Tranche
   A                      Note 3. 00% 2027-05-01      535678AC0  29,696 29,000,000 PRN      Shared-Defined 1    29,000,000
Lincare Holdings          Note 2.7500% 2037-11-01     532791AF7  19,260 17,626,000 PRN      Shared-Defined 1    17,626,000
Lincare Holdings          Note A 2.750% 2037-11-01    532791AE0  21,448 20,960,000 PRN      Shared-Defined 1    20,960,000
CHENIERE ENERGY INC       Note 2.2500% 2012-08-01     16411RAE9  17,502 18,632,000 PRN      Shared-Defined 1    18,632,000
Level 3 Communications    Note15.0000% 2013-01-15     52729NBM1   4,159  3,625,000 PRN      Shared-Defined 1     3,625,000
Medtronic Inc             Note 1.6250% 2013-04-15     585055AM8  54,420 54,000,000 PRN      Shared-Defined 1    54,000,000
McMoRan Exploration Co.   Note 5.2500% 2012-10-06     582411AL8  11,351 10,358,000 PRN      Shared-Defined 1    10,358,000
Micron Technology         Note 4.250% 2013-10-13      595112AJ2  21,043 14,900,000 PRN      Shared-Defined 1    14,900,000
Mylan Lab Inc             Note 1.2500% 2012-03-15     628530AG2  31,552 31,322,000 PRN      Shared-Defined 1    31,322,000
Newmont Mining Corp       Note 3.0000% 2012-02-15     651639AK2  50,521 38,482,000 PRN      Shared-Defined 1    38,482,000
NetApp Inc                Note 1.7500% 2013-06-01     64110DAB0  68,790 54,500,000 PRN      Shared-Defined 1    54,500,000
ON Semiconductor          Note 2.6250% 2026-12-15     682189AG0  10,780  9,778,000 PRN      Shared-Defined 1     9,778,000
ON Semiconductor          Note 2.6250% 2026-12-15     682189AH8   9,890  9,000,000 PRN      Shared-Defined 1     9,000,000
ON Semiconductor          Note 0% 2024-04-15          682189AE5  18,328 17,975,000 PRN      Shared-Defined 1    17,975,000
Verifone Holdings Inc     Note 1.3750% 2012-06-15     92342YAB5  22,243 21,700,000 PRN      Shared-Defined 1    21,700,000
Pioneer Natural Resource  Note2.8750% 2038-01-15      723787AH0  35,704 23,250,000 PRN      Shared-Defined 1    23,250,000
RF Micro Devices          Note 0.7500% 2012-04-15     749941AG5   4,490  4,500,000 PRN      Shared-Defined 1     4,500,000
Sonic Automotive Inc      Note 5.000% 2029-10-01      83545GAQ5   4,937  3,725,000 PRN      Shared-Defined 1     3,725,000
Safeguard Scientifics     Note 10.1250% 2014-03-15    786449AH1  19,989 15,450,000 PRN      Shared-Defined 1    15,450,000
SanDisk Corp              Note 1.0000% 2013-05-15     80004CAC5   4,929  5,000,000 PRN      Shared-Defined 1     5,000,000
Synnex Corp               Note 4.0000% 2018-05-15     87162WAB6   2,168  1,846,000 PRN      Shared-Defined 1     1,846,000
Sonosite Ince             Note 3.7500% 2014-07-15     83568GAA2  18,098 12,360,000 PRN      Shared-Defined 1    12,360,000
THQ Inc                   Note 5.0000% 2014-08-15     872443AB2     231    500,000 PRN      Shared-Defined 1       500,000
Take-Two Interactive
   Systems                Note 4.3750% 2014-06-01     874054AA7  10,774  7,500,000 PRN      Shared-Defined 1     7,500,000
EMC Corp                  Note 1.750% 2011-12-01      268648AK8 131,410 95,876,000 PRN      Shared-Defined 1    95,876,000
USEC Inc                  Note 3.0000% 2014-10-01     90333EAC2  10,310 22,257,000 PRN      Shared-Defined 1    22,257,000
United Therapeutics Corp  Note 1.0000% 2016-09-15     91307CAE2  10,478  9,000,000 PRN      Shared-Defined 1     9,000,000
Vector Group              Note 2026-06-15             92240MAL2  13,128 11,500,000 PRN      Shared-Defined 1    11,500,000
Vornado Realty            Note 3.875% 2025-04-15      929043AC1   4,200  4,100,000 PRN      Shared-Defined 1     4,100,000
Western Refining Inc      Note 5.7500% 2014-06-15     959319AC8  24,049 16,750,000 PRN      Shared-Defined 1    16,750,000
US Steel Corp             Note 4.0000% 2014-05-15     912909AE8  27,660 25,000,000 PRN      Shared-Defined 1    25,000,000
January 12 Calls on SYMC
   US 22.5                LISTED EQUITY OPTIONS       871503108  15,650  1,000,000  SH Call Shared-Defined 1     1,000,000
January 12 Calls on THQI
   US 1                   LISTED EQUITY OPTIONS       872443403      40     53,200  SH Call Shared-Defined 1        53,200
January 12 Calls on CRM
   US 100                 LISTED EQUITY OPTIONS       79466L302   3,044     30,000  SH Call Shared-Defined 1        30,000
CITIGROUP INC             WARRANTS                    172967226  50,855  1,932,920  SH      Shared-Defined 1     1,932,920
CITIGROUP INC             WARRANTS                    172967234  43,761  1,663,300  SH      Shared-Defined 1     1,663,300
GENERAL MTRS CO           WARRANTS                    37045V118  16,511    814,568  SH      Shared-Defined 1       814,568
AUTOLIV CONV PFD (NYS)    CONV PREF STK               052800208   9,268    127,500  SH      Shared-Defined 1       127,500
MF GLOBAL HOLDINGS ORD
   (PNK)                  EQUITY                      55277J108     188  2,500,000  SH      Shared-Defined 1     2,500,000
ALERE INC (NYS)           CONV PREF STK               01449J204  11,279     52,624  SH      Shared-Defined 1        52,624
CLEARWIRE CORP CLASS A
   ORD (NMS)              EQUITY                      18538Q105     814    419,655  SH      Shared-Defined 1       419,655
CHENIERE ENERGY ORD (ASE) EQUITY                      16411R208  15,766  1,814,227  SH      Shared-Defined 1     1,814,227